UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09637 and 811-09739

Name of Fund:  BlackRock Large Cap Series Funds, Inc.

BlackRock Advantage Large Cap Core Fund

BlackRock Advantage Large Cap Value Fund

BlackRock Advantage Large Cap Value Retirement Fund

BlackRock Event Driven Equity Fund

Master Large Cap Series LLC

Master Advantage Large Cap Core Portfolio

Master Advantage Large Cap Value Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and             Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2018

Date of reporting period: 12/31/2017

Item 1 — Schedule of Investments

Schedule of Investments (unaudited) December 31, 2017	BlackRock Advantage Large Cap Core Fund

Security	Value
Mutual Fund — 100.0%
Master Advantage Large Cap Core Portfolio	$2,205,357,291

Total Investments — 100.0% (Cost: $1,978,861,025)	2,205,357,291
Liabilities in Excess of Other Assets — 0.0%	(983,517)

Net Assets — 100.0%	$2,204,373,774

BlackRock Advantage Large Cap Core Fund (formerly known as BlackRock Large Cap Core Fund) (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Core Portfolio (formerly known as Master Large Cap Core Portfolio) (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $2,205,357,291 and 78.4%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2017, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) December 31, 2017	BlackRock Advantage Large Cap Value Fund

Security	Value
Mutual Fund — 100.0%
Master Advantage Large Cap Value Portfolio	$680,381,872

Total Investments — 100.0% (Cost: $598,224,517)	680,381,872
Liabilities in Excess of Other Assets — 0.0%	(280,820)

Net Assets — 100.0%	$680,101,052

BlackRock Advantage Large Cap Value Fund (formerly known as BlackRock Large Cap Value Fund) (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Value Portfolio (formerly known as Master Large Cap Value Portfolio) (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $680,381,872 and 99.2%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2017, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2017, there were no transfers between levels.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) December 31, 2017	BlackRock Advantage Large Cap Value Retirement Portfolio

Security	Value
Mutual Fund — 99.8%
Master Advantage Large Cap Value Portfolio	$5,588,055

Total Investments — 99.8% (Cost: $2,796,616)	5,588,055
Other Assets Less Liabilities — 0.2%	13,960

Net Assets — 100.0%	$5,602,015

Notes to Schedule of Investments

BlackRock Advantage Large Cap Value Retirement Portfolio (formerly known as BlackRock Large Cap Value Retirement Portfolio) (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Value Portfolio (formerly known as Master Large Cap Value Portfolio) (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $5,588,055 and 0.8%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2017, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) December 31, 2017	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 6.0%

Aerospace & Defense — 0.4%
Arconic, Inc.	34,169	$931,105

Banks — 0.1%
Valley National Bancorp	16,015	179,688

Chemicals — 0.2%
Olin Corp.	4,650	165,447
Sherwin-Williams Co.	1,004	411,680

		577,127
Equity Real Estate Investment Trusts (REITs) — 0.1%
VEREIT, Inc.	18,124	141,186

Food & Staples Retailing — 0.2%
Walgreens Boots Alliance, Inc.	7,385	536,299

Food Products — 0.1%
Kraft Heinz Co.	3,101	241,134

Health Care Equipment & Supplies — 0.2%
Cooper Cos., Inc.	908	197,835
Danaher Corp.	3,774	350,303

		548,138
Health Care Providers & Services — 0.4%
Anthem, Inc.	166	37,352
Brookdale Senior Living, Inc. (a)	4,612	44,736
Cigna Corp.	1,604	325,756
HCA Healthcare, Inc. (a)	2,401	210,904
Tenet Healthcare Corp. (a)	18,857	285,872

		904,620
Household Products — 0.2%
Reckitt Benckiser Group PLC	3,842	358,433

Internet Software & Services — 0.1%
SendGrid, Inc. (a)	9,966	238,885

Machinery — 0.0%
Fortive Corp.	1,211	87,616

Media — 0.5%
Charter Communications, Inc., Class A (a)	1,237	415,583
Discovery Communications, Inc., Class A (a)	4,418	98,875
Scripps Networks Interactive, Inc., Class A	7,201	614,821

		1,129,279
Oil, Gas & Consumable Fuels — 0.3%
Williams Cos., Inc.	12,601	384,205
Williams Partners LP	7,314	283,637

		667,842
Personal Products — 0.1%
Coty, Inc., Class A	8,462	168,309

Pharmaceuticals — 0.1%
Pfizer, Inc.	9,078	328,805

Semiconductors & Semiconductor Equipment — 2.9%
QUALCOMM, Inc. (b)	106,000	6,786,120

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc. (a)	5,501	349,369

Total Common Stocks — 6.0% (Cost: $13,856,044)		14,173,955

Security	Par (000)		Value
Corporate Bonds — 6.4%

Aerospace & Defense — 0.9%
Bombardier, Inc., 7.75%, 03/15/20 (c)	USD	2,000	$2,150,000

Health Care Providers & Services — 0.9%
Tenet Healthcare Corp., 4.75%, 06/01/20		2,000	2,035,000

IT Services — 0.9%
First Data Corp., 5.00%, 01/15/24 (c)		2,000	2,057,500

Life Sciences Tools & Services — 0.7%
Avantor, Inc., 6.00%, 10/01/24 (c)		1,570	1,564,113

Media — 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22		2,000	2,086,698
DISH DBS Corp., 4.25%, 04/01/18		5,000	5,018,750

			7,105,448
Total Corporate Bonds — 6.4% (Cost: $15,050,876)			14,912,061

Floating Rate Loan Interests — 4.8%

Entertainment & Leisure — 1.3%
UFC Holdings LLC:
Term Loan (First Lien), (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.81%, 08/18/23 (d)		2,125	2,134,259
Term Loan (Second Lien), (1 mo. LIBOR US + 7.50%, 1.00% Floor), 9.05%, 08/18/24 (d)		855	867,115

			3,001,374
Multiline Retail — 0.6%
Neiman Marcus Group, Inc., Other Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.64%, 10/25/20 (d)		1,710	1,392,162

Oil, Gas & Consumable Fuels — 1.1%
Chesapeake Energy Corp., Class A Loan, (3 mo. LIBOR + 7.50%, 1.00% Floor), 8.95%, 08/23/21 (d)		2,500	2,657,500

Wireless Telecommunication Services — 1.8%
Sprint Communications, Inc., Initial Term Loan (1 mo. LIBOR US + 2.50%, 0.75% Floor), 4.13%, 02/02/24 (d)		4,155	4,152,267

Total Floating Rate Loan Interests — 4.8% (Cost: $11,241,993)			11,203,303

	Shares

Investment Companies — 2.9%
Altaba, Inc. (a)		95,726	6,686,461

Total Investment Companies — 2.9% (Cost: $6,321,010)			6,686,461

Total Long-Term Investments — 20.1% (Cost: $46,469,923)			46,975,780

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Short-Term Securities — 80.4%

Borrowed Bond Agreements — 1.4%(e)
Citigroup Global Markets, Inc., 1.00%, Open (f) (Purchased on 11/01/17 to be repurchased at $990,398, collateralized by Bombardier, Inc., 6.00% due at 10/15/22, par and fair value of USD 1,000,000 and $982,500, respectively)		USD 989	$988,750
Citigroup Global Markets, Inc., 1.10%, Open (f) (Purchased on 11/14/17 to be repurchased at $430,718, collateralized by Avantor, Inc., 9.00% due at 10/01/25, par and fair value of USD 440,000 and $433,400, respectively)		430	430,100
Citigroup Global Markets, Inc., 1.64%, Open (f) (Purchased on 11/30/17 to be repurchased at $1,985,605, collateralized by U.S. Treasury Notes, 1.75% due at 5/31/22, par and fair value of USD 2,013,000 and $1,977,930, respectively)		1,983	1,982,805

Total Borrowed Bond Agreements — 1.4% (Cost: $3,401,655)			3,401,655

	Shares

Money Market Funds — 79.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17% (g)(h)		185,037,600	185,037,600

Total Money Market Funds — 79.0% (Cost: $185,037,600)			185,037,600

	Par (000)

Time Deposits — 0.0%

Denmark — 0.0%
Brown Brothers Harriman & Co., (0.54)%, 01/02/18	DKK	68	10,937

Total Time Deposits — 0.0% (Cost: $10,841)			10,937

Total Short-Term Securities — 80.4% (Cost: $188,450,096)			188,450,192

Total Investments Before Options Written and Borrowed Bonds — 100.5% (Cost: $234,920,019)			235,425,972

Security		Value
Options Written — (0.1)%
Total Options Written — (0.1)% (Premiums Received: $411,150)		$(232,435)

	Par (000)
Borrowed Bonds — (1.5)%

Aerospace & Defense — (0.4)%
Canada — (0.4)%
Bombardier, Inc., 6.00%, 10/15/22	USD 1,000	(982,500)

Life Sciences Tools & Services — (0.2)%
United States — (0.2)%
Avantor, Inc., 9.00%, 10/01/25	440	(433,400)

U.S. Treasury Obligations — (0.9)%
United States — (0.9)%
U.S. Treasury Notes, 1.75%, 5/31/22	2,013	(1,977,930)

Total Borrowed Bonds — (1.5)% (Proceeds: $3,423,829)		(3,393,830)

Total Investments — 98.9% (Cost: $231,085,040)		231,799,707
Other Assets Less Liabilities — 1.1%		2,551,220

Net Assets — 100.0%		$234,350,927

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(f)	The amount to be repurchased assumes the maturity will be the day after the period end.
(g)	Annualized 7-day yield as of period end.

(h)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 12/31/17	Value at 12/31/17	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	147,158,282	37,879,318	185,037,600	$185,037,600	$425,360	$684	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Event Driven Equity Fund

Derivative Financial Instruments Outstanding as of Period End

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
VanEck Vectors Semiconductor ETF	Citibank N.A.	16,000	1/19/18	USD	98.00	USD	1,565	$(26,000)
QUALCOMM, Inc.	Morgan Stanley & Co. International PLC	53,000	4/20/18	USD	75.00	USD	3,393	(32,595)
QUALCOMM, Inc.	Morgan Stanley & Co. International PLC	106,000	4/20/18	USD	70.00	USD	6,786	(173,840)

								$(232,435)

OTC Credit Default Swaps — Buy Protection

Reference Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Tenet Healthcare Corp.	5.00%	Quarterly	Citibank N.A.	12/20/22	USD 1,000	$31,722	$48,234	$(16,512)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	USD 1,100	$(91,383)	$(77,627)	$(13,756)

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Dates	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Citibank N.A.	07/25/18	$31,296,886	$(16,604	)(b)	$31,448,901	17.2%
	Citibank N.A.	08/24/18	(8,236,025)	(47,686	)(c)	(8,275,820)	4.2
	Credit Suisse International	08/13/18-04/09/19	6,422,125	184,327	(d)	6,605,954	2.7
	Goldman Sachs & Co.	01/19/18-06/12/19	68,756,983	164,974	(e)	68,903,015	42.4
	Goldman Sachs & Co.	08/30/18	(1,211)	(609	)(f)	(1,830)	— (g)
	JPMorgan Chase Bank N.A.	10/22/18-12/11/18	15,030,398	150,310	(h)	15,174,633	12.4
	Morgan Stanley & Co. International PLC	05/11/18-08/15/19	16,363,046	100,017	(i)	16,594,117	12.9
	Morgan Stanley & Co. International PLC	06/01/18-07/11/18	218,081	40,478	(j)	263,046	0.7

				$575,207		$130,712,016	92.5%

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-324 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Bank of Canada Overnight Repo Rate

EMMI EURO OverNight Index Average

Intercontinental Exchange LIBOR:

USD 1 Month

USD Spot Next

Sterling Over Night Index Average

USD Overnight Bank Funding Rate

(b)	Amount includes $(168,619) of net dividends and financing fees.
(c)	Amount includes $(7,891) of net dividends and financing fees.
(d)	Amount includes $498 of net dividends and financing fees.
(e)	Amount includes $18,942 of net dividends and financing fees.
(f)	Amount includes $10 of net dividends and financing fees.
(g)	Amount is less than 0.005%.
(h)	Amount includes $6,075 of net dividends and financing fees.
(i)	Amount includes $(131,054) of net dividends and financing fees.
(j)	Amount includes $(4,487) of net dividends and financing fees.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, termination date 07/25/18:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Chemicals
Monsanto Co.	103,880	$12,131,106	38.6%
Media
Time Warner, Inc.	73,516	6,724,509	21.4%
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	148,494	17,387,162	55.3%
Total Reference Entity — Long		$36,242,777

Reference Entity — Short
Common Stocks
Diversified Telecommunication Services
AT&T Inc.	51,660	$(2,008,541)	(6.4)%
Investment Companies
Investment Companies
Vaneck Vectors Semiconductor ETF	28,477	(2,785,335)	(8.9)%
Total Reference Entity — Short		$(4,793,876)
Net Value of Reference Entity — Citibank N.A.		$31,448,901

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, termination date 08/24/18:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Health Care Equipment & Supplies
Abbott Laboratories	4,338	$247,570	3.0%
Health Care Providers & Services
Anthem, Inc.	1,537	345,840	4.2%
Media
CBS Corp., Class B	5,183	305,797	3.7%
Total Reference Entity — Long		$899,207

Reference Entity — Short
Common Stocks
Banks
Bank Of America Corp.	1,710	$(50,479)	(0.6)%
JPMorgan Chase & Co.	431	(46,091)	(0.6)%

		(96,570)
Beverages
Coca-Cola Co.	509	(23,353)	(0.3)%
Pepsico, Inc.	199	(23,864)	(0.3)%

		(47,217)
Containers & Packaging
Ball Corp.	546	(20,666)	(0.2)%
Food & Staples Retailing
Costco Wholesale Corp.	144	(26,801)	(0.3)%
Sysco Corp.	461	(27,997)	(0.3)%
Wal-Mart Stores, Inc.	300	(29,625)	(0.4)%

		(84,423)
Food Products
Archer-Daniels-Midland Co.	564	(22,605)	(0.3)%
Kellogg Co.	331	(22,501)	(0.3)%

		(45,106)

Common Stocks	Shares	Value	% of Basket Value
Health Care Equipment & Supplies
Boston Scientific Corp.	1,134	$(28,112)	(0.3)%
Medtronic Plc	359	(28,989)	(0.3)%

		(57,101)
Health Care Providers & Services
UnitedHealth Group, Inc.	1,926	(424,606)	(5.1)%
Household Products
Church & Dwight Co., Inc.	443	(22,225)	(0.3)%
Clorox Co.	170	(25,286)	(0.3)%
Kimberly-Clark Corp.	177	(21,357)	(0.3)%
Procter & Gamble Co.	621	(57,058)	(0.7)%

		(125,926)
Internet Software & Services
Alibaba Group Holding Ltd. — ADR	28,718	(4,951,845)	(59.8)%
Life Sciences Tools & Services
Mettler-Toledo International, Inc.	237	(146,826)	(1.8)%
Waters Corp.	667	(128,858)	(1.6)%

		(275,684)
Oil, Gas & Consumable Fuels
Enbridge, Inc.	1,203	(47,049)	(0.6)%
Kinder Morgan, Inc.	3,812	(68,883)	(0.8)%

		(115,932)
Personal Products
Estee Lauder Cos., Inc., Class A	236	(30,029)	(0.4)%
Pharmaceuticals
Johnson & Johnson	678	(94,730)	(1.1)%
Merck & Co., Inc.	1,278	(71,913)	(0.9)%

		(166,643)
Tobacco
Altria Group, Inc.	308	(21,994)	(0.3)%
Philip Morris International, Inc.	196	(20,707)	(0.2)%

		(42,701)
Total Common Stocks		(6,484,449)
Investment Companies
Alerian MLP ETF	31,810	(343,230)	(4.1)%
Consumer Staples Select Sector SPDR Fund	7,814	(444,539)	(5.4)%
Energy Select Sector SPDR Fund	997	(72,043)	(0.9)%
Industrial Select Sector SPDR Fund	13,372	(1,011,859)	(12.2)%
iShares U.S. Real Estate ETF	43	(3,484)	(0.0)%
SPDR S&P 500 ETF Trust	2,905	(775,228)	(9.4)%
SPDR S&P Regional Banking ETF	683	(40,195)	(0.5)%

		(2,690,578)
Total Investment Companies		(2,690,578)
Total Reference Entity — Short		$(9,175,027)
Net Value of Reference Entity — Citibank N.A.		$(8,275,820)

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of period end, termination dates 08/13/18 – 04/09/19:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Banks
Aldermore Group PLC	1,101,646	$4,615,353	69.9%
Diversified Telecommunication Services
Straight Path Communications, Inc.	10,950	1,990,601	30.1%
Total Reference Entity — Long		$6,605,954
Net Value of Reference Entity — Credit Suisse International		$6,605,954

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co., as of period end, termination dates 01/19/18 – 06/12/19:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Aerospace & Defense
Orbital ATK, Inc.	69,337	$9,117,815	13.2%
Rockwell Collins, Inc.	120,714	16,371,233	23.8%

		25,489,048
Biotechnology
Advanced Accelerator Applications SA	29,759	2,428,930	3.5%
Chemicals
Monsanto Co.	5,464	638,086	0.9%
Electrical Equipment
General Cable Corp.	159,988	4,735,645	6.9%
Hotels, Restaurants & Leisure
Buffalo Wild Wings, Inc.	44,842	7,011,047	10.2%
Household Durables
CalAtlantic Group, Inc.	39,252	2,213,420	3.2%
Internet & Direct Marketing Retail
HSN, Inc.	12,018	484,926	0.7%
IT Services
Nets A/S	179,090	4,710,540	6.8%
Worldpay Group PLC	938,416	5,385,174	7.8%

		10,095,714
Media
Scripps Networks Interactive, Inc., Class A	123,374	10,533,672	15.3%
Tribune Media Co., Class A	225,208	9,564,584	13.9%

		20,098,256
Pharmaceuticals
Akorn, Inc.	125,407	4,041,868	5.9%
Semiconductors & Semiconductor Equipment
IXYS Corp.	110,475	2,645,876	3.8%
Software
BroadSoft, Inc.	93,937	5,157,141	7.5%
Total Reference Entity — Long		$85,039,957

Reference Entity — Short
Common Stocks
Aerospace & Defense
United Technologies Corp.	28,255	$(3,604,490)	(5.2)%

Common Stocks	Shares	Value	% of Basket Value
Electronic Equipment, Instruments & Components
Littelfuse, Inc.	6,988	$(1,382,366)	(2.0)%
Household Durables
Lennar Corp.	655	(33,848)	(0.1)%
Lennar Corp., Class A	32,748	(2,070,984)	(3.0)%

		(2,104,832)
Internet & Direct Marketing Retail
Liberty Interactive Corp. QVC Group, Class A	19,825	(484,127)	(0.7)%
IT Services
Vantiv, Inc., Class A	63,062	(4,638,210)	(6.7)%
Media
Discovery Communications, Inc., Class C	92,708	(1,962,628)	(2.9)%
Sinclair Broadcast Group, Inc., Class A	51,791	(1,960,289)	(2.8)%

		(3,922,917)
Total Reference Entity — Short		$(16,136,942)
Net Value of Reference Entity — Goldman Sachs & Co.		$68,903,015

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co., as of period end, termination date 08/30/18:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Banks
Valley National Bancorp	100	$1,122	61.3%

Reference Entity — Short
Common Stocks
Banks
Bank Of America Corp.	100	$(2,952)	(161.3)%
Net Value of Reference Entity — Goldman Sachs & Co.		$(1,830)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, termination dates 10/22/18 – 12/11/18:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Chemicals
Monsanto Co.	10,491	$1,225,139	8.1%
Household Durables
CalAtlantic Group, Inc.	109,597	6,180,175	40.7%
Media
Scripps Networks Interactive, Inc., Class A	43,452	3,709,932	24.5%
Time, Inc.	124,341	2,294,091	15.1%
Tribune Media Co., Class A	18,830	799,710	5.3%

		6,803,733
Semiconductors & Semiconductor Equipment
Cavium, Inc.	13,776	1,154,842	7.6%
NXP Semiconductors NV	24,543	2,873,740	18.9%

		4,028,582

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Event Driven Equity Fund

Common Stocks	Shares	Value	% of Basket Value
Software
Barracuda Networks, Inc.	81,572	$2,243,230	14.8%
BroadSoft, Inc.	37,564	2,062,264	13.6%

		4,305,494
Total Reference Entity — Long		$22,543,123

Reference Entity — Short
Common Stocks
Household Durables
Lennar Corp.	1,645	$(85,014)	(0.6)%
Lennar Corp., Class A	92,077	(5,822,949)	(38.4)%

		(5,907,963)
Media
Discovery Communications, Inc., Class C	30,851	(653,116)	(4.3)%
Sinclair Broadcast Group, Inc., Class A	4,330	(163,891)	(1.1)%

		(817,007)
Semiconductors & Semiconductor Equipment
Marvell Technology Group, Ltd.	29,973	(643,520)	(4.2)%
Total Reference Entity — Short		$(7,368,490)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$15,174,633

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, termination dates 05/11/18 – 08/15/19:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Health Care Providers & Services
Aetna, Inc.	45,090	$8,133,785	49.0%
Independent Power and Renewable Electricity Producers
Calpine Corp.	540,104	8,171,773	49.3%
IT Services
Worldpay Group PLC	718,184	4,121,356	24.8%
Media
Regal Entertainment Group, Class A	25,306	582,291	3.5%
Time Warner, Inc.	29,146	2,665,985	16.1%

		3,248,276
Total Reference Entity — Long		$23,675,190

Reference Entity — Short
Common Stocks
Diversified Telecommunication Services
AT&T Inc.	20,402	$(793,230)	(4.8)%
Food & Staples Retailing
CVS Health Corp.	37,775	(2,738,688)	(16.5)%
IT Services
Vantiv, Inc., Class A	48,255	(3,549,155)	(21.4)%
Total Reference Entity — Short		$(7,081,073)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$16,594,117

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, termination dates 06/01/18 – 07/11/18:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Chemicals
DowDuPont, Inc.	9,757	$694,894	264.2%
Health Care Providers & Services
Humana, Inc.	1,599	396,664	150.8%
Total Reference Entity — Long		$1,091,558

Reference Entity — Short
Common Stocks
Banks
Citigroup, Inc.	526	$(39,140)	(14.9)%
Chemicals
Air Products & Chemicals, Inc.	224	(36,754)	(14.0)%
Albemarle Corp.	291	(37,216)	(14.1)%
Eastman Chemical Co.	389	(36,037)	(13.7)%
Ecolab, Inc.	248	(33,277)	(12.6)%
FMC Corp.	416	(39,378)	(15.0)%
International Flavors & Fragrances, Inc.	237	(36,169)	(13.8)%
LyondellBasell Industries NV, Class A	376	(41,480)	(15.8)%
Mosaic Co.	1,484	(38,079)	(14.5)%
PPG Industries, Inc.	300	(35,046)	(13.3)%
Praxair, Inc.	245	(37,897)	(14.4)%
Westlake Chemical Corp.	152	(16,192)	(6.2)%

		(387,525)
Construction Materials
Martin Marietta Materials, Inc.	151	(33,377)	(12.7)%
Vulcan Materials Co.	264	(33,890)	(12.9)%

		(67,267)
Containers & Packaging
Avery Dennison Corp.	359	(41,235)	(15.7)%
Ball Corp.	789	(29,864)	(11.3)%
International Paper Co.	591	(34,242)	(13.0)%
Sealed Air Corp.	733	(36,137)	(13.7)%
Westrock Co.	578	(36,535)	(13.9)%

		(178,013)
Metals & Mining
Freeport-McMoRan, Inc.	2,610	(49,486)	(18.8)%
Newmont Mining Corp.	961	(36,057)	(13.7)%
Nucor Corp.	583	(37,067)	(14.1)%

		(122,610)
Total Common Stocks		(794,555)
Investment Companies
Materials Select Sector SPDR Fund	561	(33,957)	(12.9)%
Total Investment Companies		(33,957)
Total Reference Entity — Short		$(828,512)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$263,046

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Event Driven Equity Fund

Portfolio Abbreviations

DKK	Danish Krone
LIBOR	London Interbank Offered Rate
USD	U.S. Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$13,815,522	$358,433	$—	$14,173,955
Corporate Bonds(a)	—	14,912,061	—	14,912,061
Floating Rate Loan Interests(a)	—	11,203,303	—	11,203,303
Investment Companies	6,686,461	—	—	6,686,461
Short-Term Securities:
Borrowed Bond Agreements	—	3,401,655	—	3,401,655
Money Market Funds	185,037,600	—	—	185,037,600
Time Deposits	—	10,937	—	10,937
Liabilities:
Borrowed Bonds(a)	—	(3,393,830)	—	(3,393,830)

	$205,539,583	$26,492,559	$—	$232,032,142

Derivative Financial Instruments(b)
Assets:
Equity contracts	$—	$640,106	$—	$640,106
Liabilities:
Credit contracts	—	(30,268)	—	(30,268)
Equity contracts	—	(297,334)	—	(297,334)

	$—	$312,504	$—	$312,504

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are swaps and options written. Swaps are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended December 31, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) December 31, 2017	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.9%

Aerospace & Defense — 3.2%
Boeing Co.	134,622	$39,701,374
Lockheed Martin Corp.	35,043	11,250,555
Orbital ATK, Inc.	6,359	836,208
Raytheon Co.	192,560	36,172,396
Rockwell Collins, Inc.	17,946	2,433,837

		90,394,370
Auto Components — 1.6%
Aptiv PLC	117,352	9,954,970
BorgWarner, Inc.	620,080	31,679,887
Delphi Technologies PLC(a)	39,117	2,052,469
Tenneco, Inc.	10,058	588,795

		44,276,121
Banks — 6.1%
Bank of America Corp.	1,705,038	50,332,722
Citigroup, Inc.	240,960	17,929,834
Citizens Financial Group, Inc.	660,850	27,742,483
First Horizon National Corp.	423,254	8,460,847
First Republic Bank	372,947	32,312,128
JPMorgan Chase & Co.	92,869	9,931,411
SunTrust Banks, Inc.	262,489	16,954,164
Synovus Financial Corp.	94,166	4,514,318
Western Alliance Bancorp(a)	29,770	1,685,577
Wintrust Financial Corp.	10,729	883,748

		170,747,232
Beverages — 0.8%
Coca-Cola European Partners PLC	217,923	8,684,232
Dr. Pepper Snapple Group, Inc.	58,915	5,718,290
Molson Coors Brewing Co., Class B	106,826	8,767,210

		23,169,732
Biotechnology — 3.6%
AbbVie, Inc.	492,455	47,625,323
Amgen, Inc.	12,276	2,134,796
Celgene Corp.(a)	166,434	17,369,052
Gilead Sciences, Inc.	465,883	33,375,858

		100,505,029
Capital Markets — 3.6%
CME Group, Inc.	43,791	6,395,676
Evercore, Inc., Class A	86,195	7,757,550
Intercontinental Exchange, Inc.	509,852	35,975,157
Invesco Ltd.	53,528	1,955,913
S&P Global, Inc.	169,132	28,650,961
SEI Investments Co.	290,286	20,859,952

		101,595,209
Chemicals — 2.2%
Air Products & Chemicals, Inc.	212,964	34,943,133
Celanese Corp., Series A	16,181	1,732,661
Eastman Chemical Co.	225,920	20,929,229
NewMarket Corp.	1,167	463,754
WR Grace & Co.	62,304	4,369,379

		62,438,156
Commercial Services & Supplies — 0.1%
Brink’s Co.	15,416	1,213,239
KAR Auction Services, Inc.	8,934	451,256
LSC Communications, Inc.	60,295	913,469

		2,577,964
Communications Equipment — 0.3%
InterDigital, Inc.	87,083	6,631,370
Palo Alto Networks, Inc.(a)	12,907	1,870,741

		8,502,111
Containers & Packaging — 0.4%
Crown Holdings, Inc.(a)	18,155	1,021,219

Security	Shares	Value
Containers & Packaging (continued)
WestRock Co.	143,841	$9,092,190

		10,113,409
Diversified Consumer Services — 0.3%
H&R Block, Inc.	333,748	8,750,873

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(a)	99,011	19,625,960

Diversified Telecommunication Services — 0.3%
Zayo Group Holdings, Inc.(a)	248,676	9,151,277

Electric Utilities — 1.7%
Portland General Electric Co.	330,695	15,073,078
PPL Corp.	34,648	1,072,356
Westar Energy, Inc.	456,367	24,096,178
Xcel Energy, Inc.	146,467	7,046,527

		47,288,139
Electrical Equipment — 1.8%
AMETEK, Inc.	75,088	5,441,627
Hubbell, Inc.	141,788	19,189,588
Rockwell Automation, Inc.	133,722	26,256,315

		50,887,530
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	62,167	5,458,263
CDW Corp.	72,096	5,009,951
Dolby Laboratories, Inc., Class A	58,858	3,649,196
IPG Photonics Corp.(a)	30,175	6,461,373
SYNNEX Corp.	32,602	4,432,242
TE Connectivity, Ltd.	18,311	1,740,277
Zebra Technologies Corp., Class A(a)	43,095	4,473,261

		31,224,563
Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.	16,261	514,498
Halliburton Co.	82,629	4,038,079

		4,552,577
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	136,124	17,776,433
Gaming and Leisure Properties, Inc.	128,380	4,750,060
National Retail Properties, Inc.	18,005	776,556
Outfront Media, Inc.	411,146	9,538,587
Prologis, Inc.	122,696	7,915,119
Simon Property Group, Inc.	90,087	15,471,541
Ventas, Inc.	222,980	13,381,030
Weingarten Realty Investors	197,413	6,488,965

		76,098,291
Food & Staples Retailing — 1.2%
Performance Food Group Co.(a)	434,039	14,366,691
Wal-Mart Stores, Inc.	198,052	19,557,635

		33,924,326
Food Products — 2.8%
Archer-Daniels-Midland Co.	568,729	22,794,658
Bunge, Ltd.	236,896	15,890,984
Hershey Co.	161,438	18,324,827
Kellogg Co.	180,792	12,290,240
Tyson Foods, Inc., Class A	133,263	10,803,631

		80,104,340
Gas Utilities — 0.2%
UGI Corp.	107,864	5,064,215

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	110,527	6,307,776
Baxter International, Inc.	421,528	27,247,570
Danaher Corp.	393,584	36,532,467
Edwards Lifesciences Corp.(a)	116,259	13,103,552

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc.(a)	131,651	$20,587,583

		103,778,948
Health Care Providers & Services — 2.4%
Aetna, Inc.	35,295	6,366,865
AmerisourceBergen Corp.	100,264	9,206,240
Humana, Inc.	108,765	26,981,334
McKesson Corp.	62,186	9,697,907
UnitedHealth Group, Inc.	65,027	14,335,852
WellCare Health Plans, Inc.(a)	3,579	719,773

		67,307,971
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(a)	220,051	12,164,419

Hotels, Restaurants & Leisure — 3.0%
Carnival Corp.	485,875	32,247,524
Choice Hotels International, Inc.	8,106	629,026
Extended Stay America, Inc.	207,668	3,945,692
International Game Technology PLC	55,199	1,463,325
McDonald’s Corp.	265,922	45,770,495

		84,056,062
Household Durables — 0.0%
Whirlpool Corp.	1,668	281,292

Industrial Conglomerates — 1.8%
3M Co.	196,689	46,294,690
General Electric Co.	317,026	5,532,104

		51,826,794
Insurance — 3.5%
Allstate Corp.	65,814	6,891,384
Aon PLC	7,041	943,494
Athene Holding Ltd., Class A(a)	65,578	3,391,038
First American Financial Corp.	77,295	4,331,612
Hartford Financial Services Group, Inc.	258,517	14,549,337
Lincoln National Corp.	321,193	24,690,106
Marsh & McLennan Cos., Inc.	160,215	13,039,899
Principal Financial Group, Inc.	15,052	1,062,069
Prudential Financial, Inc.	179,819	20,675,589
Reinsurance Group of America, Inc.	5,796	903,770
Unum Group	137,657	7,555,993

		98,034,291
Internet & Direct Marketing Retail — 1.6%
Amazon.com, Inc.(a)	37,391	43,727,653
Netflix, Inc.(a)	3,493	670,516
Priceline Group, Inc.(a)	868	1,508,358

		45,906,527
Internet Software & Services — 5.1%
Alphabet, Inc., Class A(a)	25,469	26,829,045
Alphabet, Inc., Class C(a)	33,447	34,998,941
Facebook, Inc., Class A(a)	431,097	76,071,377
VeriSign, Inc.(a)	39,451	4,514,772
Yelp, Inc.(a)	41	1,720

		142,415,855
IT Services — 4.4%
Booz Allen Hamilton Holding Corp.	53,181	2,027,791
Broadridge Financial Solutions, Inc.	133,737	12,113,897
EPAM Systems, Inc.(a)	18,168	1,951,788
Euronet Worldwide, Inc.(a)	30,591	2,577,904
Fidelity National Information Services, Inc.	100,349	9,441,837
International Business Machines Corp.	130,686	20,049,846
Mastercard, Inc., Class A	307,639	46,564,239
Total System Services, Inc.	56,294	4,452,292
Visa, Inc., Class A	215,701	24,594,228

		123,773,822

Security	Shares	Value
Leisure Products — 0.1%
Hasbro, Inc.	25,422	$2,310,606

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	21,529	1,441,797
Waters Corp.(a)	11,478	2,217,435

		3,659,232
Machinery — 3.8%
Cummins, Inc.	66,142	11,683,323
Graco, Inc.	8,751	395,720
Illinois Tool Works, Inc.	146,149	24,384,961
Ingersoll-Rand PLC	61,452	5,480,904
Oshkosh Corp.	95,633	8,692,083
PACCAR, Inc.	470,299	33,428,853
Xylem, Inc.	314,144	21,424,621

		105,490,465
Media — 2.6%
Comcast Corp., Class A	69,401	2,779,510
John Wiley & Sons, Inc., Class A	283,427	18,635,325
Scripps Networks Interactive, Inc., Class A	9,540	814,525
Time Warner, Inc.	85,927	7,859,743
Walt Disney Co.	394,502	42,412,910

		72,502,013
Metals & Mining — 1.2%
Newmont Mining Corp.	891,944	33,465,739

Multiline Retail — 1.1%
Kohl’s Corp.	97,885	5,308,304
Target Corp.	396,143	25,848,331

		31,156,635
Multi-Utilities — 1.5%
CMS Energy Corp.	687,600	32,523,480
Vectren Corp.	148,763	9,672,570

		42,196,050
Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	218,698	11,730,961
ConocoPhillips	690,398	37,895,946
Exxon Mobil Corp.	195,008	16,310,469
Marathon Petroleum Corp.	192,811	12,721,670
Occidental Petroleum Corp.	253,407	18,665,960
ONEOK, Inc.	50,972	2,724,453
Suncor Energy, Inc.	229,503	8,427,350
Valero Energy Corp.	324,554	29,829,758
Williams Cos., Inc.	269,159	8,206,658

		146,513,225
Personal Products — 1.2%
Estee Lauder Cos., Inc., Class A	266,060	33,853,474
Herbalife Ltd.(a)	6,477	438,622

		34,292,096
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	575,425	35,262,044
Catalent, Inc.(a)	143,078	5,877,644
Johnson & Johnson	88,172	12,319,392
Merck & Co., Inc.	207,651	11,684,522
Zoetis, Inc.	391,222	28,183,633

		93,327,235
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A(a)	405,833	17,576,627
Jones Lang LaSalle, Inc.	9,748	1,451,770

		19,028,397
Road & Rail — 0.2%
Norfolk Southern Corp.	43,038	6,236,206

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) December 31, 2017	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.6%
Intel Corp.	149,831	$6,916,199
KLA-Tencor Corp.	21,999	2,311,435
Lam Research Corp.	8,048	1,481,395
Maxim Integrated Products, Inc.	614,217	32,111,265
QUALCOMM, Inc.	162,675	10,414,453
Skyworks Solutions, Inc.	61,265	5,817,112
Texas Instruments, Inc.	404,438	42,239,505

		101,291,364
Software — 4.2%
Activision Blizzard, Inc.	437,932	27,729,854
Adobe Systems, Inc.(a)	105,591	18,503,767
Intuit, Inc.	19,583	3,089,806
Microsoft Corp.	467,564	39,995,425
Oracle Corp.	530,644	25,088,848
Synopsys, Inc.(a)	30,600	2,608,344
Verint Systems, Inc.(a)	31,962	1,337,610

		118,353,654
Specialty Retail — 2.0%
Aaron’s, Inc.	109,746	4,373,378
Lowe’s Cos., Inc.	345,521	32,112,722
Penske Automotive Group, Inc.	418,182	20,010,009
Tiffany & Co.	5,336	554,677

		57,050,786
Technology Hardware, Storage & Peripherals — 4.1%
Apple Inc.	647,790	109,625,502
HP Inc.	265,512	5,578,407
Pure Storage, Inc., Class A(a)	72,017	1,142,190

		116,346,099
Textiles, Apparel & Luxury Goods — 0.5%
Ralph Lauren Corp.	29,797	3,089,651

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Skechers U.S.A., Inc., Class A(a)	293,902	$11,121,252

		14,210,903
Thrifts & Mortgage Finance — 0.4%
Essent Group Ltd.(a)	264,805	11,497,833

Tobacco — 1.1%
Altria Group, Inc.	452,308	32,299,314

Wireless Telecommunication Services — 1.2%
Sprint Corp.(a)	895,791	5,276,209
Telephone & Data Systems, Inc.	156,692	4,356,038
T-Mobile U.S., Inc.(a)	359,009	22,800,662

		32,432,909

Total Long-Term Investments — 98.9% (Cost: $2,466,516,329)		2,784,198,166

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17%(b)(c)	29,475,194	29,475,194

Total Short-Term Investments — 1.1% (Cost: $29,475,194)		29,475,194

Total Investments — 100.0% (Cost: $2,495,991,523)		$2,813,673,360

Other Assets Less Liabilities — 0.0%		498,820

Net Assets — 100.0%		$2,814,172,180

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	20,828,948	8,646,246	29,475,194	$29,475,194	$95,089		$89	$—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	633	(b)	—	—

				$29,475,194	$95,722		$89	$—

(a)	Includes net capital gain distributions.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

S&P             Standard & Poor’s

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Master Advantage Large Cap Core Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	266	March 2018	$35,591	(205)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments
Assets
Long-Term Investments
Common Stocks(a)	$2,784,198,166	$—	$—	$2,784,198,166
Short-Term Securities	29,475,194	—	—	29,475,194

Subtotal	$2,813,673,360	$—	$—	$2,813,673,360

Derivative Financial Instruments(b)
Liabilities
Equity contracts	$(205)	$—	$—	$(205)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) December 31, 2017	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.9%

Aerospace & Defense — 1.8%
Boeing Co.	7,947	$2,343,650
Orbital ATK, Inc.	3,098	407,387
Raytheon Co.	49,382	9,276,409

		12,027,446
Auto Components — 1.5%
Aptiv PLC	15,784	1,338,957
BorgWarner, Inc.	153,228	7,828,418
Delphi Technologies PLC(a)	6,702	351,654
Tenneco, Inc.	8,787	514,391

		10,033,420
Banks — 13.1%
Bank of America Corp.	777,744	22,959,003
Citigroup, Inc.	173,749	12,928,663
Citizens Financial Group, Inc.	205,104	8,610,266
First Horizon National Corp.	261,338	5,224,147
First Republic Bank	57,505	4,982,233
JPMorgan Chase & Co.	130,000	13,902,200
SunTrust Banks, Inc.	138,945	8,974,458
Synovus Financial Corp.	101,517	4,866,725
U.S. Bancorp	3,744	200,604
Wells Fargo & Co.	116,532	7,069,996

		89,718,295
Beverages — 0.4%
Coca-Cola European Partners PLC	51,149	2,038,288
Dr. Pepper Snapple Group, Inc.	6,497	630,599

		2,668,887
Biotechnology — 2.4%
AbbVie, Inc.	40,421	3,909,115
Amgen, Inc.	22,181	3,857,276
Gilead Sciences, Inc.	118,412	8,483,036

		16,249,427
Capital Markets — 4.4%
CME Group, Inc.	5,165	754,348
Evercore, Inc., Class A	29,340	2,640,600
Intercontinental Exchange, Inc.	123,178	8,691,440
Invesco Ltd.	94,917	3,468,267
S&P Global, Inc.	43,466	7,363,140
SEI Investments Co.	105,656	7,592,440

		30,510,235
Chemicals — 2.0%
Air Products & Chemicals, Inc.	39,862	6,540,557
Eastman Chemical Co.	79,170	7,334,309
WR Grace & Co.	84	5,891

		13,880,757
Communications Equipment — 1.0%
Cisco Systems, Inc.	103,841	3,977,110
InterDigital, Inc.	36,218	2,758,001
Palo Alto Networks, Inc.(a)	623	90,298

		6,825,409
Consumer Finance — 0.1%
Synchrony Financial	18,167	701,428

Containers & Packaging — 0.2%
WestRock Co.	19,360	1,223,746

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B(a)	82,049	16,263,753

Diversified Telecommunication Services — 1.2%
AT&T Inc.	140,939	5,479,708
Verizon Communications, Inc.	50,749	2,686,145

		8,165,853

Security	Shares	Value
Electric Utilities — 3.3%
Portland General Electric Co.	151,543	$6,907,330
Westar Energy, Inc.	139,438	7,362,326
Xcel Energy, Inc.	173,311	8,337,992

		22,607,648
Electrical Equipment — 2.0%
AMETEK, Inc.	5,030	364,524
Hubbell, Inc.	56,496	7,646,169
Rockwell Automation, Inc.	29,165	5,726,548

		13,737,241
Electronic Equipment, Instruments & Components — 0.1%
Dolby Laboratories, Inc., Class A	9,052	561,224

Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	23,621	747,368
Halliburton Co.	55,339	2,704,417

		3,451,785
Equity Real Estate Investment Trusts (REITs) — 4.0%
Alexandria Real Estate Equities, Inc.	16,835	2,198,483
Gaming and Leisure Properties, Inc.	63,738	2,358,306
Outfront Media, Inc.	217,855	5,054,236
Prologis, Inc.	17,623	1,136,860
Simon Property Group, Inc.	36,388	6,249,275
Ventas, Inc.	118,821	7,130,448
Weingarten Realty Investors	103,476	3,401,256

		27,528,864
Food & Staples Retailing — 1.1%
Performance Food Group Co.(a)	100,144	3,314,766
Wal-Mart Stores, Inc.	43,120	4,258,100

		7,572,866
Food Products — 3.6%
Archer-Daniels-Midland Co.	210,620	8,441,650
Bunge, Ltd.	78,868	5,290,465
Hershey Co.	63,169	7,170,313
Kellogg Co.	19,734	1,341,517
Tyson Foods, Inc., Class A	32,417	2,628,046

		24,871,991
Gas Utilities — 0.1%
UGI Corp.	14,262	669,601

Health Care Equipment & Supplies — 2.4%
Baxter International, Inc.	137,910	8,914,502
Danaher Corp.	51,748	4,803,249
IDEXX Laboratories, Inc.(a)	18,952	2,963,714

		16,681,465
Health Care Providers & Services — 2.7%
Aetna, Inc.	7,777	1,402,893
AmerisourceBergen Corp.	16,190	1,486,566
Cardinal Health, Inc.	6,414	392,986
Express Scripts Holding Co.(a)	36,176	2,700,177
Humana, Inc.	29,995	7,440,860
McKesson Corp.	33,625	5,243,819

		18,667,301
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	276	15,257

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	47,912	3,179,919
International Game Technology PLC	82	2,174
McDonald’s Corp.	24,007	4,132,085

		7,314,178
Household Products — 1.8%
Clorox Co.	7,433	1,105,584
Kimberly-Clark Corp.	54,810	6,613,375

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Products (continued)
Procter & Gamble Co.	50,406	$4,631,303

		12,350,262
Industrial Conglomerates — 0.6%
General Electric Co.	230,860	4,028,507

Insurance — 5.7%
Allstate Corp.	75,043	7,857,753
First American Financial Corp.	29,438	1,649,705
Hanover Insurance Group, Inc.	3,062	330,941
Hartford Financial Services Group, Inc.	16,864	949,106
Lincoln National Corp.	107,554	8,267,676
Marsh & McLennan Cos., Inc.	21,452	1,745,978
Principal Financial Group, Inc.	67,153	4,738,316
Prudential Financial, Inc.	62,410	7,175,902
Reinsurance Group of America, Inc.	3,462	539,830
Unum Group	62,267	3,417,836
Validus Holdings Ltd.	50,051	2,348,393

		39,021,436
IT Services — 2.5%
Broadridge Financial Solutions, Inc.	22,680	2,054,354
Fidelity National Information Services, Inc.	7,853	738,889
International Business Machines Corp.	57,831	8,872,432
Mastercard, Inc., Class A	34,799	5,267,177

		16,932,852
Machinery — 4.3%
Cummins, Inc.	23,109	4,081,974
Illinois Tool Works, Inc.	30,102	5,022,519
Ingersoll-Rand PLC	62,004	5,530,137
ITT, Inc.	204	10,887
Oshkosh Corp.	6,215	564,881
PACCAR, Inc.	124,177	8,826,501
Xylem, Inc.	76,292	5,203,114

		29,240,013
Media — 2.1%
John Wiley & Sons, Inc., Class A	58,099	3,820,009
Time Warner, Inc.	41,943	3,836,526
Walt Disney Co.	64,766	6,962,993

		14,619,528
Metals & Mining — 1.2%
Newmont Mining Corp.	228,088	8,557,862

Multiline Retail — 1.5%
Kohl’s Corp.	29,987	1,626,195
Target Corp.	128,071	8,356,633

		9,982,828
Multi-Utilities — 2.3%
CMS Energy Corp.	173,430	8,203,239
Vectren Corp.	112,979	7,345,895

		15,549,134
Oil, Gas & Consumable Fuels — 9.9%
Anadarko Petroleum Corp.	167,938	9,008,194
Chevron Corp.	42,763	5,353,500
ConocoPhillips	200,541	11,007,695
Continental Resources, Inc.(a)	241	12,766
Devon Energy Corp.	76,198	3,154,597
Exxon Mobil Corp.	208,712	17,456,672
Marathon Petroleum Corp.	30,349	2,002,427
Occidental Petroleum Corp.	42,525	3,132,391
Suncor Energy, Inc.	62,651	2,300,545
Valero Energy Corp.	106,473	9,785,933
Williams Cos., Inc.	159,886	4,874,924

		68,089,644
Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	13,134	1,671,170

Security	Shares	Value
Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	144,873	$8,877,817
Catalent, Inc.(a)	26,640	1,094,371
Johnson & Johnson	101,035	14,116,610
Merck & Co., Inc.	256,104	14,410,972
Pfizer, Inc.	113,043	4,094,417
Zoetis, Inc.	8,055	580,282

		43,174,469
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A(a)	105,627	4,574,705
Jones Lang LaSalle, Inc.	1,068	159,057

		4,733,762
Road & Rail — 0.0%
Norfolk Southern Corp.	2,309	334,574

Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	193,518	8,932,791
QUALCOMM, Inc.	79,930	5,117,119
Texas Instruments, Inc.	71,693	7,487,617

		21,537,527
Software — 2.0%
Activision Blizzard, Inc.	87,755	5,556,647
Oracle Corp.	169,647	8,020,910

		13,577,557
Specialty Retail — 0.9%
GameStop Corp., Class A	20,750	372,462
Lowe’s Cos., Inc.	16,595	1,542,339
Penske Automotive Group, Inc.	94,931	4,542,448

		6,457,249
Textiles, Apparel & Luxury Goods — 0.1%
Skechers U.S.A., Inc., Class A(a)	26,598	1,006,468

Thrifts & Mortgage Finance — 0.2%
Essent Group Ltd.(a)	25,773	1,119,064

Tobacco — 0.8%
Altria Group, Inc.	73,829	5,272,129
Philip Morris International, Inc.	4,945	522,439

		5,794,568
Wireless Telecommunication Services — 1.3%
Sprint Corp.(a)	157,495	927,646
Telephone & Data Systems, Inc.	115,976	3,224,133
T-Mobile U.S., Inc.(a)	72,786	4,622,639

		8,774,418

Total Common Stocks — 98.9% (Cost: $592,322,411)		678,500,969

Total Long-Term Investments — 98.9% (Cost: $592,322,411)		678,500,969

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) December 31, 2017	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17%(b)(c)	7,337,079	$7,337,079

Total Short-Term Investments — 1.1% (Cost: $7,337,079)		7,337,079

Total Investments — 100.0% (Cost: $599,659,490)		685,838,048

Other Assets Less Liabilities — 0.0%		184,307

Net Assets — 100.0%		$686,022,355

Notes to Consolidated Schedule of Investments

(a) Non-income producing security.

(b) Annualized 7-day yield as of period end.

(c)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 12/31/17	Value at 12/31/17	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	8,148,623	(811,544)	7,337,079	$7,337,079	$18,687	$30	$—

(a) Includes net capital gain distributions.

Portfolio Abbreviation

S&P Standard & Poor’s

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	59	March 2018	$7,894	(30)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

The following tables summarize the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks(a)	$678,500,969	$—	$—	$678,500,969
Short-Term Securities	7,337,079	—	—	7,337,079

Subtotal	$685,838,048	$—	$—	$685,838,048

Derivative Financial Instruments(b)
Liabilities
Equity contracts	$(30)	$—	$—	$(30)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	11

Item 2 —	Controls and Procedures

2(a) —	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) —	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 —	Exhibits

Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 22, 2018